Inventories - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Classes Of Inventories [Abstract]
Operating costs related to inventories	$ 51,180		$ 53,847	$ 49,258
Valuation loss on inventories recognized as operating costs	207	$ 7	1,161	$ 475
Inventory to be recovered longer than twelve months	$ 2,083		$ 2,076